Leases - Capital leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Capital Leased Assets [Line Items]
Interest expense related to capital leases	$ 16,305	$ 35,083	$ 161,629	$ 287,210
Future annual minimum payments required under lease obligations
2021	20,442,099		19,813,539
2022	215,164		255,652
Total	20,657,263		20,069,191
Less amount representing interest	(70,192)		(86,198)
Capital lease obligations	20,587,071		19,982,993
Current portion	(20,421,195)		(19,749,854)	(20,814,404)
Noncurrent	165,876		233,139	172,467
Equipment under capital leases
Equipment under capital leases
Cost of equipment under capital leases	40,600,000		39,100,000	29,300,000
Accumulated depreciation of equipment under capital leases	$ 12,200,000		$ 11,700,000	$ 8,800,000